Analysis of the net investment in business interests and intangible assets	12 Months Ended
Dec. 31, 2023
Analysis of the net investment in business interests and intangible assets
Analysis of the net investment in business interests and intangible assets

28 Analysis of the net investment in business interests and intangible assets

This note shows cash flows relating to obtaining or losing control of associates or subsidiaries and net assets and liabilities purchased and sold. These cash flows are presented as investing activities on the cash flow statement.

	2023	2022	2021
	£m	£m	£m
Fair value given for business acquired	(139)	—	—
Acquisition of interest in associates	—	(1)	—
Additional investment in associates	(5)	—	(51)
Net assets and liabilities purchased	—	—	(3,128)
Net outflow of cash in respect of acquisitions	(144)	(1)	(3,179)

Disposal of net assets and liabilities	5,560	6,270	114
(Loss)/profit on disposal of net assets and liabilities	(87)	(106)	55
Net inflow of cash in respect of disposals	5,473	6,164	169

Dividends received from associate	16	—	—
Net cash expenditure on intangible assets	(744)	(743)	(479)
Net inflow/(outflow) of cash	4,601	5,420	(3,489)